Fees Summary	May 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 150,000,000	[1]
Previously Paid Amount	138.1
Total Fee Amount	20,715
Total Offset Amount	0
Net Fee	$ 20,576.9
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A

[1]	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.